Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 4,154,315
Ending balance	4,742,876	$ 151,191	$ 4,154,315
Net carrying amount:
Intangible assets	4,742,876		4,154,315
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,485,262		10,565,271
Additions	3,350,984		2,284,641
Write-off	(2,994,824)		(2,720,083)
Disposal of a subsidiary			(3,151)
Acquisition of a subsidiary	19,565
Reclassifications			7,363
Exchange effect	(25,032)		351,221
Ending balance	10,835,955		10,485,262
Net carrying amount:
Intangible assets	10,835,955		10,485,262
Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6,330,947)		(6,192,716)
Amortization	2,751,507		2,636,538
Write-off	(2,994,824)		(2,720,083)
Disposal of a subsidiary			(2,025)
Exchange effect	5,449		223,801
Ending balance	(6,093,079)		(6,330,947)
Net carrying amount:
Intangible assets	(6,093,079)		(6,330,947)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	27,179		7,614
Net carrying amount:
Intangible assets	27,179		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Additions	0		0
Write-off	0		0
Disposal of a subsidiary			0
Acquisition of a subsidiary	19,565
Reclassifications			0
Exchange effect	0		0
Ending balance	34,577		15,012
Net carrying amount:
Intangible assets	34,577		15,012
Goodwill [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)		(7,398)
Amortization	0		0
Write-off	0		0
Disposal of a subsidiary			0
Exchange effect	0		0
Ending balance	(7,398)		(7,398)
Net carrying amount:
Intangible assets	(7,398)		(7,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,245,384
Ending balance	2,913,625		2,245,384
Net carrying amount:
Intangible assets	2,913,625		2,245,384
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,476,499		5,466,077
Additions	2,450,285		1,328,781
Write-off	(2,221,557)		(1,290,196)
Disposal of a subsidiary			(3,151)
Acquisition of a subsidiary	0
Reclassifications			7,363
Exchange effect	(73,952)		(32,375)
Ending balance	5,631,275		5,476,499
Net carrying amount:
Intangible assets	5,631,275		5,476,499
Software [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,231,115)		(2,890,831)
Amortization	1,736,793		1,656,180
Write-off	(2,221,557)		(1,290,196)
Disposal of a subsidiary			(2,025)
Exchange effect	(28,701)		(23,675)
Ending balance	(2,717,650)		(3,231,115)
Net carrying amount:
Intangible assets	(2,717,650)		(3,231,115)
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	879,682
Ending balance	659,702		879,682
Net carrying amount:
Intangible assets	659,702		879,682
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,042,479		1,773,541
Additions	7,684		95,245
Write-off	(259,094)		(214,874)
Disposal of a subsidiary			0
Acquisition of a subsidiary	0
Reclassifications			0
Exchange effect	54,411		388,567
Ending balance	1,845,480		2,042,479
Net carrying amount:
Intangible assets	1,845,480		2,042,479
Patent and technology license fee [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,162,797)		(908,965)
Amortization	241,726		216,437
Write-off	(259,094)		(214,874)
Disposal of a subsidiary			0
Exchange effect	40,349		252,269
Ending balance	(1,185,778)		(1,162,797)
Net carrying amount:
Intangible assets	(1,185,778)		(1,162,797)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,021,635
Ending balance	1,142,370		1,021,635
Net carrying amount:
Intangible assets	1,142,370		1,021,635
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,951,272		3,310,641
Additions	893,015		860,615
Write-off	(514,173)		(1,215,013)
Disposal of a subsidiary			0
Acquisition of a subsidiary	0
Reclassifications			0
Exchange effect	(5,491)		(4,971)
Ending balance	3,324,623		2,951,272
Net carrying amount:
Intangible assets	3,324,623		2,951,272
Others [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,929,637)		(2,385,522)
Amortization	772,988		763,921
Write-off	(514,173)		(1,215,013)
Disposal of a subsidiary			0
Exchange effect	(6,199)		(4,793)
Ending balance	(2,182,253)		(1,929,637)
Net carrying amount:
Intangible assets	$ (2,182,253)		$ (1,929,637)